Peerless Option Income Wheel ETF
Schedule of Investments
December 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 28.9%	Shares	Value
ARK Innovation ETF (a)(b)	30,000	$2,307,600
iPath Series B S&P 500 VIX Short-Term Futures ETN (a)(b)(c)	10,000	264,700
iShares Russell 2000 ETF (b)	4,200	1,033,872
iShares U.S. Home Construction ETF (b)(c)	6,500	625,950
iShares U.S. Real Estate ETF (b)(c)	7,900	741,731
KraneShares CSI China Internet ETF (c)	27,000	919,350
State Street Energy Select Sector SPDR ETF (b)(c)	5,000	223,550
State Street Utilities Select Sector SPDR ETF (c)	25,000	1,067,250
VanEck Oil Services ETF (b)(c)	1,500	427,155
TOTAL EXCHANGE TRADED FUNDS (Cost $8,292,519)		7,611,158

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 65.1%	Par
3.61%, 01/08/2026 (d)	$5,500,000	5,496,816
3.64%, 01/15/2026 (d)	2,105,000	2,102,310
3.63%, 01/20/2026 (d)	6,520,000	6,508,478
3.52%, 01/29/2026 (d)	3,000,000	2,992,078
TOTAL U.S. TREASURY BILLS (Cost $17,097,557)		17,099,682

MONEY MARKET FUNDS - 1.5%	Shares
First American Government Obligations Fund - Class X, 3.67% (e)	406,096	406,096
TOTAL MONEY MARKET FUNDS (Cost $406,096)		406,096

TOTAL INVESTMENTS - 95.5% (Cost $25,796,172)		25,116,936
Other Assets in Excess of Liabilities - 4.5%		1,181,729
TOTAL NET ASSETS - 100.0%		$26,298,665

Percentages are stated as a percent of net assets.

ETN - Exchange Traded Note

(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	All or a portion of the security has been pledged as collateral for written options. The fair value of securities committed as collateral as of December 31, 2025 is $3,980,786.
(d)	The rate shown is the annualized yield as of December 31, 2025.
(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Peerless Option Income Wheel ETF
Schedule of Written Options
December 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.2)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.0)% (c)
ARK Innovation ETF, Expiration: 01/09/2026; Exercise Price: $84.00	$(2,307,600)	(300)	$(4,950)
iShares U.S. Home Construction ETF, Expiration: 01/16/2026; Exercise Price: $105.01	(288,900)	(30)	(975)
VanEck Oil Services ETF, Expiration: 01/16/2026; Exercise Price: $310.00	(427,155)	(15)	(1,125)
Total Call Options			(7,050)

Put Options - (0.2)%
ARK Innovation ETF, Expiration: 01/02/2026; Exercise Price: $76.00	(230,760)	(30)	(630)
Invesco QQQ Trust Series 1, Expiration: 01/02/2026; Exercise Price: $612.00	(1,351,482)	(22)	(2,761)
iPath Series B S&P 500 VIX Short-Term Futures ETN, Expiration: 01/02/2026; Exercise Price: $26.00	(132,350)	(50)	(200)
iShares Biotechnology ETF, Expiration: 01/16/2026; Exercise Price: $164.00	(573,818)	(34)	(3,995)
iShares MSCI Emerging Markets ETF, Expiration: 01/02/2026; Exercise Price: $54.00	(793,295)	(145)	(290)
iShares Russell 2000 ETF, Expiration: 01/02/2026; Exercise Price: $247.50	(2,461,600)	(100)	(13,900)
iShares Silver Trust, Expiration: 01/02/2026; Exercise Price: $57.50	(193,260)	(30)	(225)
iShares U.S. Real Estate ETF, Expiration: 01/02/2026; Exercise Price: $93.00	(281,670)	(30)	(300)
State Street Energy Select Sector SPDR ETF, Expiration: 01/02/2026; Exercise Price: $43.50	(491,810)	(110)	(165)
State Street Health Care Select Sector SPDR ETF, Expiration: 01/02/2026; Exercise Price: $154.00	(541,800)	(35)	(385)
State Street Industrial Select Sector SPDR ETF, Expiration: 01/02/2026; Exercise Price: $155.00	(1,551,200)	(100)	(1,900)
State Street SPDR S&P Biotech ETF, Expiration: 01/02/2026; Exercise Price: $121.00	(951,054)	(78)	(2,184)
State Street SPDR S&P Regional Banking ETF
Expiration: 01/02/2026; Exercise Price: $64.50	(1,458,225)	(225)	(1,463)
Expiration: 01/02/2026; Exercise Price: $65.00	(1,458,225)	(225)	(6,075)
State Street SPDR S&P Retail ETF, Expiration: 01/02/2026; Exercise Price: $85.50	(852,900)	(100)	(4,800)
VanEck Gold Miners ETF
Expiration: 01/02/2026; Exercise Price: $81.00	(814,815)	(95)	(190)
Expiration: 01/02/2026; Exercise Price: $82.00	(857,700)	(100)	(450)
VanEck Semiconductor ETF
Expiration: 01/02/2026; Exercise Price: $352.50	(936,338)	(26)	(780)
Expiration: 01/02/2026; Exercise Price: $355.00	(720,260)	(20)	(970)
Total Put Options			(41,663)
TOTAL WRITTEN OPTIONS (Premiums received $48,754)			$(48,713)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.
(c)	Represents less than (0.05)% of net assets.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Peerless Option Income Wheel ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$7,611,158	$–	$–	$7,611,158
U.S. Treasury Bills	–	17,099,682	–	17,099,682
Money Market Funds	406,096	–	–	406,096
Total Investments	$8,017,254	$17,099,682	$–	$25,116,936

Liabilities:
Investments:
Written Options	$–	$(48,713)	$–	$(48,713)
Total Investments	$–	$(48,713)	$–	$(48,713)

Refer to the Schedule of Investments and the Schedule of Written Options for further disaggregation of investment categories.